Annual Fund Operating Expenses - Neuberger Berman Emerging Markets Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.89%	[2]
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	1.35%	[4]
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%	[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	2.10%	[4]
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	0.99%	[4]
Class R3 (NEMRX) | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%	[5]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.35%)
Net Expenses (as a percentage of Assets)	1.60%	[6]

[1]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.88% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.88% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[3]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[4]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.34%, 2.09% and 0.98% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.34%, 2.09% and 0.98% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[5]	"Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[6]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.59% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.59% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.